Private Placement	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Private Placement
4.	Private Placement

Background

Prior to the Closing, the Company entered into private agreements (“Private Placement Agreements”) with investors (“FPA Investors”) consisting of forward purchase agreements (“Forward Purchase Agreements”), subscription agreements, a side letter, and escrow agreements. The Private Placement Agreements closed on September 29, 2023. Pursuant to the Private Placement Agreements, the FPA Investors purchased 3,168,121 shares of common stock (“FPA Shares”) for $32.9 million (“Prepayment Amount”).

The Prepayment Amount was deposited into escrow accounts. The terms of the Private Placement Agreements provide that following a one-year period after the Closing, subject to early termination and settlement with respect to any number of FPA Shares at the election of the FPA Investors (“Measurement Period”), funds in the escrow accounts may be released to the FPA Investors, the Company or a combination of both based on a combination of factors, including the volume weighted average price of the Company’s common stock over a specified valuation period during the Measurement Period, the number of shares sold by the FPA Investors during the Measurement Period, and the application of antidilution provisions. The Private Placement Agreements expire at the end of the Measurement Period.

All funds in escrow will be released to the Company, the FPA Investors, or a combination of both, at or before the one year anniversary of the Closing. In addition, all interest earned on the funds in the escrow accounts will be released to the FPA Investors.

On the Cash Settlement Payment Date, which is the tenth business day following the last day of the valuation period commencing on the Valuation Date, the Escrow Agent will pay: (i) to us an amount equal to the number of Subscribed Shares that have not been sold by the FPA Investors as of the Valuation Date multiplied by the volume weighted daily VWAP over the Valuation Period (the "Settlement Amount") less an amount equal to $2.00 per such Subscribed Shares (the "Settlement Adjustment Amount") (unless we previously paid by the Settlement Adjustment Amount in shares of our common stock); and (ii) to the Seller all other amounts in the Escrow Account (including any interest earned on the funds in the Escrow Account). As a result, the amounts to be released to us will be based on our stock price over the valuation period. Other drivers of settlement outcomes include the application of antidilution provisions, the timing of sales and settlements, among other factors.

In addition to the FPA Shares, the FPA Investors received 514,889 shares of common stock for no incremental consideration (“Bonus Shares”). The Bonus Shares are not subject to an escrow arrangement.

Accounting

All FPA Shares and Bonus Shares are outstanding shares of the Company that are not held in escrow, are transferrable without restrictions, and have the same voting as well as dividend and liquidation participation rights as other shares of the Company. Accordingly, such shares are equity classified and presented together with other shares of common stock in the unaudited condensed consolidated financial statements.

The escrow agreements provide that funds placed into escrow are held in escrow for the benefit of the FPA Investors until they are released to the Company pursuant to the terms of the Private Placement Agreements and the Company’s creditors do not have access to the funds held in escrow in the event of bankruptcy of the Company. Accordingly, the Company has presented the Prepayment Amount of $32.9 million as a contra-equity subscription receivable because the funds held in escrow represent receivables from shareholders.

The features of the Private Placement Agreements met the derivatives criteria under ASC 815 because they contained an underlying, notional amount, payment provision, and net settlement. Accordingly, a derivative liability was recognized based on the estimated measurement of the portion of the funds in escrow that could be released to the FPA Investors, based on circumstances existing as of September 30, 2023. The net balance of the Prepayment Amount presented as a subscription receivable and the derivative liability when considered together represents the estimated amount of escrow funds the Company expects to receive from the escrow accounts, based on circumstances existing as of September 30, 2023. Subsequent changes in fair value of the derivative liability associated with the Private Placement Agreements will be recognized through earnings on a quarterly basis.

Upon the Closing, in addition to the $32.9 million subscription receivable, a loss on issuance of forward purchase contract totaling $24.5 million was recorded, which consisted of the fair value of the derivative liability of $20.2 million plus the fair value of the Bonus Shares of $4.3 million.